Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7 - Common Stock

In February 2007, the Company issued 64,000,000 shares of common stock at $0.0000125 per share to the Founders of the Company for $800.

In February 2008, the Company sold 22,400,000 shares of common stock at $0.002 per share pursuant to its public offering.  The Company received net proceeds of $44,964.

In February 2008, the Company issued 800,000 shares of common stock with the fair value of $0.0075 per share for services rendered.  The Company recorded stock based compensation expense of $6,000 in connection with this issuance.

On December 13, 2010, the Company issued 20,000,000 shares of common stock as payment for certain mining leases in Honduras at a fair value of $2,500.

On December 15, 2010, the Company notified FINRA of its intention to implement a 1 for 8 share dividend or forward stock split of its issued and outstanding common stock to the holders of record as of December 27, 2010 (the “Shareholders”). The forward stock split became effective as of the start of business on January 3, 2011.  All share and per share data have been retroactively restated to reflect this recapitalization.

On February 22, 2011, the Company issued 20,000,000 shares of common stock as payment for certain additional mining leases in Honduras at a fair value of $2,500.

On March 28, 2011, the Company sold 60,000 units consisting of 60,000 shares of common stock and 30,000 warrants for $15,000.  The warrants are exercisable at $0.25 per share and have a two year term.

On March 31, 2011, the Company's CEO retired 30,000,000 shares of his common stock of the Company as additional paid-in capital.

On April 12, 2011, the Company sold 1,000,000 units consisting of 1,000,000 shares of common stock and 500,000 warrants for cash of $250,000.  The warrants are exercisable at $0.25 per share and have a two year term expiring April 12, 2013.

On April 20, 2011, the Company sold 100,000 units consisting of 100,000 shares of common stock and 50,000 warrants for cash of $25,000.  The warrants are exercisable at $0.25 per share and have a two year term expiring April 20, 2013.

On April 21, 2011, the Company sold 100,000 units consisting of 100,000 shares of common stock and 50,000 warrants for cash of $25,000.  The warrants are exercisable at $0.25 per share and have a two year term expiring April 21, 2013.

On May 6, 2011, the Company sold 60,000 units consisting of 60,000 shares of common stock and 30,000 warrants for cash of $15,000.  The warrants are exercisable at $0.25 per share and have a two year term expiring May 6, 2013.

On May 11, 2011, the Company sold 20,000 units consisting of 20,000 shares of common stock and 10,000 warrants for cash of $5,000.  The warrants are exercisable at $0.25 per share and have a two year term expiring May 11, 2013.

On July 19, 2011, the Company issued 40,000 units to Mark Holcombe, a director of the Company in consideration of consisting of 40,000 shares of common stock and 20,000 warrants with a fair value of $1,583. Each warrant allows Mr. Holcombe to purchase one additional share of common stock at a price of $0.50 per share for two years expiring July 19, 2013.  The shares were valued at $10,000 ($0.25 per share), the fair value on the date of grant.

On July 21, 2011, the Company issued 100,000 shares to Lawrence H. Wolfe, the Chief Financial Officer at the time, in consideration for the execution and delivery of a consulting agreement with Mr. Wolfe.  The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 21, 2011, the Company issued 100,000 shares to Zegal and Ross Capital LLC in consideration for the execution and delivery of a consulting agreement. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 25, 2011, the Company issued 100,000 shares to Mendel Mochkin, a director, in consideration for the execution and delivery of a consulting agreement that replaced Mr. Mochkin's employment agreement entirely. Mr. Mochkin is an accredited investor. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.  The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 27, 2011, the Company sold 1,000,000 units in consideration of $250,000 consisting of 1,000,000 shares of common stock and 1,000,000 warrants. Each warrant allows for the purchase one additional share of common stock at a price of $0.25 per share for two years expiring July 27, 2013.

During 2011, the principal stockholder forgave consulting fees of $12,000. The amount was recorded as an in-kind contribution.

On October 24, 2011, the Company issued 20,000 shares to Ben Lafazan and 20,000 shares to Barry Wolinetz as partial settlement for services rendered. The shares were valued at $0.22 per share, the fair value on the date of grant.

At December 31, 2011, the Company has 297,516 shares issuable to officers and directors with a fair value of $74,000 in connection with certain consulting agreements.  These shares were valued at the fair value on the date of grant.  These shares were issued to officers and directors during March, 2012.

On February 3, 2012, the Company issued 200,000 shares of common stock as payment for certain mining equipments in Honduras at a fair value of $106,000 based on the value of the equipment.

In February 2012, the company issued 175,000 units and raised an aggregate of $175,000 from one investor under a Regulation S Subscription Agreement. Under this agreement, the Company is offering for sale up to $500,000 of shares and warrants at a purchase price of $1.00 per share. For each dollar invested, the investor will receive one share of common stock and one warrant. Each warrant entitles the investor to purchase one share of common stock for $1.50 per share. The warrants expire on the third anniversary date its issuance in February 2015.

On March 1, 2012, an investor exercised his right to purchase 30,000 shares for $0.50 per share. The Company received proceeds of $15,000.

In August 2012, the Company raised an aggregate of $34,000 from one investor under a Regulation S Subscription Agreement in exchange for 680,000 shares of common stock at $0.05 per share and 340,000 warrants exercisable at $0.20 per share.   The warrants expire on the fifth anniversary date of its issuance in August 2017.

On August 28, 2012, the Company issued 3,000,000 shares of common stock to three consultants in consideration for services previously provided. The shares were valued at $0.07 per share, the fair value on the date of grant of $210,000.

At December 31, 2012, the Company has 235,318 shares issuable to officers and directors with a fair value of $88,000 in connection with certain consulting agreements.  These shares were valued at the fair value on the date of grant.

During 2012, an officer forgave consulting fees of $57,000. The amount was recorded as an in-kind contribution.

On February 15, 2013, the Company issued 2,500,000 shares of common stock in connection with issuance of convertible debt of $45,000. These shares were valued at the fair value on the date of grant (See note 6).

During May 2013, the Board of Directors approved resolutions for the issuance of a total of 30,000,000 shares of the Company’s restricted common stock to Mr. Sternheim (our CEO) to discharge $300,000 of amounts due to him at $0.01 per share. The transaction was recorded at the fair value of the stocks on the grant date of $1,800,000 ($0.06 per share). The difference of $1,500,000 between the debt discharged and the fair value was recorded as stock compensation expense (See note 10).

On July 8, 2013, convertible notes of $300,000 were converted into 30,000,000 shares of Company’s common stock at the rate of $0.01 per share (See Note 6).

On July 17, 2013, the Company issued 500,000 shares to Samuel Sternheim, a related party, in consideration for the execution and delivery of a consulting agreement. The shares were valued at $31,500 ($0.063 per share), the fair value on the date of grant (See Note 10).

Warrants

During 2011, the Company issued 1,690,000 warrants in connection with a private placement offering. The warrants have a term of two years from the date of the subscription agreement and allow investors to purchase one share of common stock for $0.50.  The remaining 1,660,000 outstanding warrants expired during the nine months ended September 30, 2013.

In February 2012, the company issued 175,000 warrants in connection with a private placement offering. The warrants have a term of three years from the date of the subscription agreement and allow investors to purchase one share of common stock for $1.50 per share.

In August 2012, the company issued 340,000 warrants in connection with a private placement offering. The warrants have a term of five years from the date of the subscription agreement and allow investors to purchase one share of common stock for $0.20 per share.

On June 28, 2013, the Company issued a 5-year warrant to purchase 13,500,000 shares of common stock at an exercise price of $0.15 per share in connection with issuance of convertible debt of $1,350,000. These shares were valued at the fair value on the date of grant (See note 6).

Information with respect to warrants outstanding and exercisable at September 30, 2013 is as follows:

	Number Outstanding	Range of Exercise Price	Number Exercisable

Warrants outstanding, December 31, 2012	2,175,000	$0.20-1.50	2,175,000
Issued	13,500,000	$0.15	13,500,000
Exercised	-
Expired/Forfeited	(1,660,000)	$0.50	-
Warrants outstanding, September 30, 2013	14,015,000	$0.15-1.50	14,015,000

Options

There were no options issued during the nine months ended September 30, 2013.

During July 2011, the Company granted 360,000 stock options to consultants for services to be rendered over a two-year period.  The options are exercisable at $0.50 per share, half of the option shall vest on January 1 and half on June 1 following the grant date. These options had a fair value of $47,822 using the Black-Scholes option-pricing model. The grant date fair values of the Company’s option awards during the nine months ended September 30, 2013 and 2012 were estimated using the Black Scholes option pricing model with the following assumptions:

	For the nine months ended	For the nine months ended
	September 30, 2013	September 30, 2012
Expected life (years)	-	2
Risk – free interest rate	-	0.40%
Expected volatility	-	178%
Dividend Yield	-	0.00%

The Company had Consultancy agreements that contain provisions for the issuance and granting of options aggregating 3,000,000 shares at $0.50 per share that were predicated on the Company reaching certain milestones in the production of gold.  None of the milestones were met and accordingly such options were not granted or issued.

During the third quarter of 2012, all the consultancy agreements noted above were terminated. As a result, the 360,000 stock options and 3,000,000 grant options were forfeited.

In February 2007, the Company issued 64,000,000 shares of common stock at $0.0000125 per share to the Founders of the Company for $800.

In February 2008, the Company sold 22,400,000 shares of common stock at $0.002 per share pursuant to its public offering. The Company received net proceeds of $44,964.

In February 2008, the Company issued 800,000 shares of common stock with the fair value of $0.0075 per share for services rendered. The Company recorded stock based compensation expense of $6,000 in connection with this issuance.

On December 15, 2010, the Company notified FINRA of its intention to implement a 1 for 8 share dividend or forward stock split of its issued and outstanding common stock to the holders of record as of December 27, 2010 (the “Shareholders”). The forward stock split became effective as of the start of business on January 3, 2011. All share and per share data have been retroactively restated to reflect this recapitalization.

On December 13, 2010, the Company issued 20,000,000 shares of common stock as payment for certain mining leases in Honduras at a fair value of $2,500.

On February 22, 2011, the Company issued 20,000,000 shares of common stock as payment for certain additional mining leases in Honduras at a fair value of $2,500.

On March 28, 2011, the Company sold 60,000 units consisting of 60,000 shares of common stock and 30,000 warrants for $15,000. The warrants are exercisable at $0.50 per share and have a two year term.

On March 31, 2011, the Company's CEO retired 30,000,000 shares of his common stock of the Company as additional paid-in capital.

On April 12, 2011, the Company sold 1,000,000 units consisting of 1,000,000 shares of common stock and 500,000 warrants for cash of $250,000. The warrants are exercisable at $0.50 per share and have a two year term.

On April 20, 2011, the Company sold 100,000 units consisting of 100,000 shares of common stock and 50,000 warrants for cash of $25,000. The warrants are exercisable at $0.50 per share and have a two year term.

On April 21, 2011, the Company sold 100,000 units consisting of 100,000 shares of common stock and 50,000 warrants for cash of $25,000. The warrants are exercisable at $0.50 per share and have a two year term.

On May 6, 2011, the Company sold 60,000 units consisting of 60,000 shares of common stock and 30,000 warrants for cash of $15,000. The warrants are exercisable at $0.50 per share and have a two year term.

On May 11, 2011, the Company sold 20,000 units consisting of 20,000 shares of common stock and 10,000 warrants for cash of $5,000. The warrants are exercisable at $0.50 per share and have a two year term.

On July 19, 2011, the Company issued 40,000 units to Mark Holcombe, a director of the Company in consideration of consisting of 40,000 shares of common stock and 20,000 warrants with a fair value of $1,583. Each warrant allows Mr. Holcombe to purchase one additional share of common stock at a price of $0.50 per share for two years. The shares were valued at $10,000 ($0.25 per share), the fair value on the date of grant.

On July 21, 2011, the Company issued 100,000 shares to Lawrence H. Wolfe, our Chief Financial Officer, in consideration for the execution and delivery of a consulting agreement with Mr. Wolfe. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 21, 2011, the Company issued 100,000 shares to Zegal and Ross Capital LLC in consideration for the execution and delivery of a consulting agreement. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 25, 2011, the Company issued 100,000 shares to Mendel Mochkin, a director, in consideration for the execution and delivery of a consulting agreement that replaced Mr. Mochkin's employment agreement entirely. Mr. Mochkin is an accredited investor. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 27, 2011, the Company sold 1,000,000 units in consideration of $250,000 consisting of 1,000,000 shares of common stock and 1,000,000 warrants. Each warrant allows for the purchase one additional share of common stock at a price of $0.50 per share for two years.

During 2011, the principal stockholder forgave consulting fees of $12,000. The amount was recorded as an in-kind contribution.

On October 24, 2011, the Company issued 20,000 shares to Ben Lafazan and 20,000 shares to Barry Wolinetz as partial settlement for services rendered. The shares were valued at $0.22 per share, the fair value on the date of grant.

At December 31, 2011, the Company has 297,516 shares issuable to officers and directors with a fair value of $74,000 in connection with certain consulting agreements. These shares were valued at the fair value on the date of grant. These shares were issued to officers and directors during March, 2012.

On February 3, 2012, the Company issued 200,000 shares of common stock as payment for certain mining equipments in Honduras at a fair value of $106,000 based on the value of the equipment.

In February 2012, the company issued 175,000 units and raised an aggregate of $175,000 from one investor under a Regulation S Subscription Agreement. Under this agreement, the Company is offering for sale up to $500,000 of shares and warrants at a purchase price of $1.00 per share. For each dollar invested, the investor will receive one share of common stock and one warrant. Each warrant entitles the investor to purchase one share of common stock for $1.50 per share. The warrants expire on the third anniversary date its issuance.

On March 1, 2012, an investor exercised his right to purchase 30,000 shares for $0.50 per share. The Company received proceeds of $15,000.

In August 2012, the Company raised an aggregate of $34,000 from one investor under a Regulation S Subscription Agreement in exchange for 680,000 shares of common stock at $0.05 per share and 340,000 warrants exercisable at $0.20 per share. The warrants expire on the fifth anniversary date of its issuance.

On August 28, 2012, the Company issued 3,000,000 shares of common stock to three consultants in consideration for services previously provided. The shares were valued at $0.07 per share, the fair value on the date of grant of $210,000.

At December 31, 2012, the Company has 235,318 shares issuable to officers and directors with a fair value of $88,000 in connection with certain consulting agreements. These shares were valued at the fair value on the date of grant.

During 2012, an officer forgave consulting fees of $57,000. The amount was recorded as an in-kind contribution

Warrants

During 2011, the Company issued 1,690,000 warrants in connection with a private placement offering. The warrants have a term of two years from the date of the subscription agreement and allow investors to purchase one share of common stock for $0.50. At December 31, 2012 and 2011, all warrants have a remaining contractual life of approximately 0.5 year and 1.5 years, respectively.

In February 2012, the company issued 175,000 warrants in connection with a private placement offering. The warrants have a term of three years from the date of the subscription agreement and allow investors to purchase one share of common stock for $1.50 per share. At December 31, 2012, all warrants have a remaining contractual life of approximately 2.23 years.

In August 2012, the company issued 340,000 warrants in connection with a private placement offering. The warrants have a term of five years from the date of the subscription agreement and allow investors to purchase one share of common stock for $0.20 per share. At December 31, 2012, all warrants have a remaining contractual life of approximately 4.66 years.

Information with respect to warrants outstanding and exercisable at December 31, 2012 is as follows:

	Number Outstanding	Range of Exercise Price	Number Exercisable

Warrants outstanding, December 31, 2011	1,690,000	$0.50	1,690,000
Issued	515,000	$0.20-1.50
Exercised	(30,000)	$0.50
Forfeited	-	-	-
Warrants outstanding, December 31, 2012	2,175,000	$0.20-1.50	2,175,000

Options

During July 2011, the Company granted 360,000 stock options to consultants for services to be rendered over a two-year period. The options are exercisable at $0.50 per share, half of the option shall vest on January 1 and half on June 1 following the grant date. These options had a fair value of $13,283 using the Black-Scholes option-pricing model. The grant date fair values of the Company’s option awards during the years ended December 31, 2012 and 2011 were estimated at $47,822 and $13,283 using the Black Scholes option pricing model with the following assumptions:

	For the Year ended	For the Year ended
	December 31, 2012	December 31, 2011
Expected life (years)	-	2
Risk – free interest rate	-	0.40%
Expected volatility	-	178%
	-	0.00%

The Company has Consultancy agreements that contain provisions for the issuance and granting of options aggregating 3,000,000 shares at $0.50 per share that are predicated on the Company reaching certain milestones in the production of gold. None of the milestones have been met and accordingly such options have not been granted or issued.

During the third quarter of 2012, all the consultancy agreements noted above were terminated. As a result, the 360,000 stock options and 3,000,000 grant options were forfeited.

	Number of Options	Weighted Average Exercise Price
Balance at December 31, 2011	360,000	$0.50
Granted	-	-
Exercised	-	-
Forfeited	(360,000)	0.50
Balance at December 31, 2012	-	-
Options exercisable at December 31, 2012	-	$0.50